Tax expense (Tables)	12 Months Ended
Jun. 30, 2024
Tax Expense
Schedule of tax expense profit and loss

	Consolidated Group
	2024 A$ (As Previously Stated)	2024 A$ (As Restated)	2023 A$	2022 A$
Loss before income tax	(2,988,469)	(1,941,033)	(3,891,586)	(5,090,327)
Domestic tax rate	25%	25%	25%	25%
Expected tax expense/(benefit)	(747,117)	(485,258)	(972,897)	(1,272,582)
Adjustment for tax-exempt income:
-Decline in value of depreciating assets	(368,500)	(368,500)	(315,773)	(221,095)
-R&D tax incentive		-	(125,780)	(189,402)
-Other deductible expenses	(374,865)	(374,865)	(301,604)	(230,118)
Adjustment for non-deductible expenses:
-R&D expenses		-	-	200,909
-Other non-deductible expenses	672,519	672,519	680,462	937,491
Income tax expense/(benefit)	-	-	-	-
Movement in unrecognized deferred tax	817,963	556,104	1,035,591	774,797